ELEVATION ETF TRUST

SUMMIT WATER INFRASTRUCTURE MULTIFACTOR ETF

SUPPLEMENT DATED JANUARY 6, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2016 (AS REVISED APRIL 20, 2016)

Effective December 15, 2016, Thomas W. Brock resigned from the Board of Trustees (the “Board”) of the Elevation ETF Trust (the “Trust”). Accordingly, all references to Mr. Brock herein are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE